Acquisitions and Divestitures - Fair Value of Net Assets Acquired (Detail) - Du Pont [Member] $ in Millions	Feb. 01, 2013 USD ($)
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 79.7
Accounts and notes receivable-trade	855.8
Inventories	673.0
Prepaid expenses and other	8.2
Property, plant and equipment	1,707.7
Identifiable intangibles	1,539.3
Other assets-noncurrent	98.8
Accounts payable	(409.1)
Other accrued liabilities	(232.0)
Other liabilities	(331.1)
Deferred income taxes	(312.9)
Noncontrolling interests	(66.7)
Net assets acquired before goodwill on acquisition	3,610.7
Goodwill	1,315.2
Net assets acquired	4,925.9
Scenario, Adjustment [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	0.0
Accounts and notes receivable-trade	22.7
Inventories	3.0
Prepaid expenses and other	(1.3)
Property, plant and equipment	(1.8)
Identifiable intangibles	(19.0)
Other assets-noncurrent	19.1
Accounts payable	(6.9)
Other accrued liabilities	7.5
Other liabilities	(35.3)
Deferred income taxes	223.2
Noncontrolling interests	0.0
Net assets acquired before goodwill on acquisition	211.2
Goodwill	(229.8)
Net assets acquired	(18.6)
Scenario, Actual [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	79.7
Accounts and notes receivable-trade	878.5
Inventories	676.0
Prepaid expenses and other	6.9
Property, plant and equipment	1,705.9
Identifiable intangibles	1,520.3
Other assets-noncurrent	117.9
Accounts payable	(416.0)
Other accrued liabilities	(224.5)
Other liabilities	(366.4)
Deferred income taxes	(89.7)
Noncontrolling interests	(66.7)
Net assets acquired before goodwill on acquisition	3,821.9
Goodwill	1,085.4
Net assets acquired	$ 4,907.3